CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands	Share capital		Share Premium	Accumulated gains (losses)	Share based payments reserve [Member]	Reserve with respect to funding transactions with related parties [Member]	Reserve with respect to transaction under common control [Member]	Total
Balance at Dec. 31, 2017	$ 21		$ 22,788	$ (29,904)	$ 2,352	$ 16,940	$ (8,467)	$ 3,730
Changes in the year:
Recapitalization of share capital
Total comprehensive income (loss) for the year				(5,975)				(5,975)
Balance at Dec. 31, 2018	21		22,788	(35,879)	2,352	16,940	(8,467)	(2,245)
Changes in the year:
Share based compensation					615			615
Recapitalization of share capital
Total comprehensive income (loss) for the year				(3,978)				(3,978)
Balance at Dec. 31, 2019	21		22,788	(39,857)	2,967	16,940	(8,467)	(5,608)
Changes in the year:
Share based compensation					969			969
Benefit to the Company by an equity holder with respect to funding transactions						3,132		3,132
Recapitalization of share capital	23		(23)
Issuance of ordinary shares, net of issuance cost, in an initial public offering,			45,810					45,810
Exercise of employee options to ordinary shares			33		(29)			4
Total comprehensive income (loss) for the year				6,514				6,514
Balance at Dec. 31, 2020	$ 44	[1]	$ 68,608	$ (33,343)	$ 3,907	$ 20,072	$ (8,467)	$ 50,821

[1]	24,983,855 shares, no par value, authorized issued and fully paid.